Employee benefits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Line Items]
Current cost of Service	$ 0	$ 0	$ 0
Interest cost	240	280	336
Actuarial gain loss	(135)	506	984
Benefits paid during the year	419	508	391
Staff severance indemnities [Member]
Employee benefits [Line Items]
Opening balance	(32,199)	(27,814)	(28,233)
Current cost of Service	(4,978)	(3,804)	(2,880)
Interest cost	(1,303)	(1,486)	(1,661)
Actuarial gain loss	3,999	(2,826)	(2,514)
Exchange rate difference	4,971	(1,513)	2,475
Benefits paid during the year	2,411	5,244	4,999
Balance	$ (27,099)	$ (32,199)	$ (27,814)